ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE 6 – ACCRUED EXPENSES

The Company had total accrued expenses of $320,568 and $351,850 as of September 30, 2025, and December 31, 2024, respectively. See breakdown below of accrued expenses:

	September 30, 2025	December 31, 2024
Credit cards payable	$79,369	$96,420
Accrued interest	118,450	106,463
Other accrued expenses	122,749	148,967
Total accrued expenses	$320,568	$351,850

NOTE 6 – ACCRUED EXPENSES

The Company had total accrued expenses of $351,850 and $373,047 as of December 31, 2024 and 2023, respectively. See breakdown below of accrued expenses as follows:

	December 31, 2024	December 31, 2023
Credit cards payable	$96,420	$183,061
Accrued interest	106,463	95,597
Other accrued expenses	148,967	94,389
Total accrued expenses	$351,850	$373,047